Provisions (Details) - Schedule of provisions - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions (Details) - Schedule of provisions [Line Items]
Additional provisions	$ 56,050	$ 136,026
Warranty provision [member]
Provisions (Details) - Schedule of provisions [Line Items]
At January 1	258,320	257,483
Used during the year	(46,592)	(64,998)
Reversal of unused amounts	(95,297)	(77,555)
Exchange differences	(22,955)	7,364
At December 31	$ 149,526	$ 258,320